Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Growth ETF
November 30, 2023
LGG-NPRT1-0124
1.9910061.100
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.0%
Entertainment - 2.4%
Electronic Arts, Inc.	79,977	11,037,626
Netflix, Inc. (a)	55,727	26,412,926
Spotify Technology SA (a)	58,884	10,900,017
		48,350,569
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	525,803	69,684,672
Class C (a)	526,446	70,501,648
Meta Platforms, Inc. Class A (a)	226,312	74,037,971
		214,224,291
TOTAL COMMUNICATION SERVICES		262,574,860
CONSUMER DISCRETIONARY - 13.7%
Automobiles - 2.4%
Tesla, Inc. (a)	202,524	48,621,962
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	751,115	109,730,390
Dillard's, Inc. Class A (b)	2	694
		109,731,084
Distributors - 0.0%
Genuine Parts Co.	12	1,593
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	45,906	9,745,385
H&R Block, Inc.	14,512	659,135
		10,404,520
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	111,670	14,108,388
Booking Holdings, Inc. (a)	6,556	20,492,089
Draftkings Holdings, Inc. (a)	28,318	1,082,880
Starbucks Corp.	2,092	207,736
		35,891,093
Household Durables - 0.1%
TopBuild Corp. (a)	8,309	2,457,636
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A (a)	66,359	5,035,985
Murphy U.S.A., Inc.	8,898	3,288,256
Ross Stores, Inc.	72,044	9,393,097
The Home Depot, Inc.	120,305	37,714,414
TJX Companies, Inc.	58,552	5,159,017
Ulta Beauty, Inc. (a)	24,222	10,318,330
		70,909,099
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. (a)	35	3,696
TOTAL CONSUMER DISCRETIONARY		278,020,683
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
PepsiCo, Inc.	23,811	4,007,153
The Coca-Cola Co.	129,206	7,550,799
		11,557,952
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	22,006	13,043,836
Sysco Corp.	103,590	7,476,090
		20,519,926
Household Products - 1.0%
Kimberly-Clark Corp.	49,810	6,162,991
Procter & Gamble Co.	89,527	13,744,185
		19,907,176
TOTAL CONSUMER STAPLES		51,985,054
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.	27,316	4,975,609
EOG Resources, Inc.	81,782	10,064,911
Hess Corp.	3	422
ONEOK, Inc.	140,078	9,644,370
Texas Pacific Land Corp. (b)	4,350	7,272,983
		31,958,295
FINANCIALS - 5.3%
Capital Markets - 0.8%
Charles Schwab Corp.	91	5,580
MSCI, Inc.	10,280	5,354,338
NASDAQ, Inc.	200,057	11,171,183
		16,531,101
Consumer Finance - 0.6%
American Express Co.	77,254	13,192,666
Financial Services - 3.6%
Apollo Global Management, Inc.	59,635	5,486,420
MasterCard, Inc. Class A	98,836	40,901,302
Visa, Inc. Class A	104,092	26,718,335
		73,106,057
Insurance - 0.3%
Brown & Brown, Inc.	48,925	3,656,655
Kinsale Capital Group, Inc.	4,169	1,459,567
		5,116,222
TOTAL FINANCIALS		107,946,046
HEALTH CARE - 10.5%
Biotechnology - 3.4%
AbbVie, Inc.	192,078	27,349,986
Amgen, Inc.	15	4,045
Exelixis, Inc. (a)	396,011	8,637,000
Gilead Sciences, Inc.	133,978	10,262,715
Incyte Corp. (a)	180,454	9,805,870
Sarepta Therapeutics, Inc. (a)	40,372	3,281,436
Seagen, Inc. (a)	2,066	440,492
United Therapeutics Corp. (a)	35,772	8,585,280
		68,366,824
Health Care Equipment & Supplies - 0.4%
Lantheus Holdings, Inc. (a)	115,737	8,289,084
Health Care Providers & Services - 3.8%
DaVita HealthCare Partners, Inc. (a)	51,858	5,261,513
Elevance Health, Inc.	24,869	11,924,437
Humana, Inc.	24,166	11,717,127
UnitedHealth Group, Inc.	87,825	48,564,590
		77,467,667
Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc. (a)	17,832	4,827,479
Thermo Fisher Scientific, Inc.	547	271,181
		5,098,660
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	206,744	10,209,019
Eli Lilly & Co.	57,742	34,127,832
Merck & Co., Inc.	25,346	2,597,458
Pfizer, Inc.	222,817	6,789,234
		53,723,543
TOTAL HEALTH CARE		212,945,778
INDUSTRIALS - 6.5%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	53,608	12,322,871
Lockheed Martin Corp.	42,252	18,919,178
TransDigm Group, Inc.	10,699	10,301,746
		41,543,795
Commercial Services & Supplies - 0.7%
Cintas Corp.	26,600	14,716,450
Construction & Engineering - 0.3%
Valmont Industries, Inc.	25,545	5,608,916
Ground Transportation - 2.1%
CSX Corp.	176,462	5,699,723
Uber Technologies, Inc. (a)	367,972	20,746,261
Union Pacific Corp.	71,487	16,103,876
		42,549,860
Industrial Conglomerates - 0.2%
3M Co.	37,383	3,703,534
Machinery - 1.2%
Caterpillar, Inc.	74,626	18,710,231
PACCAR, Inc.	58,775	5,396,721
		24,106,952
Professional Services - 0.0%
Verisk Analytics, Inc.	7	1,690
TOTAL INDUSTRIALS		132,231,197
INFORMATION TECHNOLOGY - 44.7%
Communications Equipment - 0.5%
Cisco Systems, Inc.	177,963	8,609,850
Extreme Networks, Inc. (a)	148,607	2,398,517
		11,008,367
IT Services - 1.2%
Accenture PLC Class A	24,323	8,102,964
MongoDB, Inc. Class A (a)	32,169	13,373,940
Squarespace, Inc. Class A (a)	67,676	1,896,958
		23,373,862
Semiconductors & Semiconductor Equipment - 10.9%
Applied Materials, Inc.	133,897	20,055,093
Broadcom, Inc.	48,804	45,179,327
Intel Corp.	101,482	4,536,245
KLA Corp.	32,499	17,699,605
Lattice Semiconductor Corp. (a)	35,996	2,107,566
NVIDIA Corp.	232,977	108,963,343
Qualcomm, Inc.	173,271	22,360,623
		220,901,802
Software - 19.2%
Adobe, Inc. (a)	58,592	35,800,298
AppLovin Corp. (a)	149,098	5,588,193
Autodesk, Inc. (a)	35	7,645
Cadence Design Systems, Inc. (a)	64,170	17,535,736
DocuSign, Inc. (a)	153,156	6,601,024
HubSpot, Inc. (a)	23,978	11,843,454
Intuit, Inc.	5,497	3,141,316
Manhattan Associates, Inc. (a)	51,090	11,395,625
Microsoft Corp.	645,794	244,697,805
Palo Alto Networks, Inc. (a)	65,007	19,182,916
Salesforce, Inc. (a)	44,962	11,325,928
ServiceNow, Inc. (a)	1,656	1,135,585
Splunk, Inc. (a)	1	152
Synopsys, Inc. (a)	18,849	10,239,342
Teradata Corp. (a)	228,990	10,819,778
		389,314,797
Technology Hardware, Storage & Peripherals - 12.9%
Apple, Inc.	1,371,738	260,561,626
TOTAL INFORMATION TECHNOLOGY		905,160,454
MATERIALS - 1.3%
Chemicals - 0.7%
CF Industries Holdings, Inc.	87,611	6,583,967
Ecolab, Inc.	40,111	7,690,482
Linde PLC	6	2,483
		14,276,932
Metals & Mining - 0.6%
Nucor Corp.	64,568	10,974,623
Southern Copper Corp.	11,928	857,981
		11,832,604
TOTAL MATERIALS		26,109,536
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Public Storage	29,633	7,667,835
TOTAL COMMON STOCKS (Cost $1,133,244,813)		2,016,599,738

U.S. Treasury Obligations - 0.2%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 2/22/24 to 2/29/24 (d) (Cost $3,000,420)	3,040,000	3,000,489

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	4,623,177	4,624,102
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	9,901,485	9,902,475
TOTAL MONEY MARKET FUNDS (Cost $14,526,577)		14,526,577

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,150,771,810)	2,034,126,804
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(9,162,019)
NET ASSETS - 100.0%	2,024,964,785

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Dec 2023	1,830,700	11,305	11,305

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,000,489.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	7,712,776	3,088,674	10,168	-	-	4,624,102	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	15,900,625	5,998,150	319	-	-	9,902,475	0.0%
Total	-	23,613,401	9,086,824	10,487	-	-	14,526,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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